Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Additional Information (Detail) MBoe in Thousands	12 Months Ended
	Dec. 31, 2018 MBoe Well $ / bbl $ / MMBTU	Dec. 31, 2017 MBoe Well $ / bbl $ / MMBTU	Dec. 31, 2016 a MBoe Well $ / bbl $ / MMBTU	Dec. 31, 2015 MBoe
Reserve Quantities [Line Items]
Total proved reserves	305,959	231,309	13,057	2,484
Number of wells | Well	214	93	55
Extensions and discoveries	158,797	173,238	11,124
Revisions of previous estimates	(68,209)	(369)	1,687
Purchase of reserves	0	53,986	111
Unproved leashold acquired, net | a			62,500
Proved reserve estimates prepared by independent reserve engineers	93.00%
Proved reserve estimate prepared by personnel	7.00%
Production performance
Reserve Quantities [Line Items]
Revisions of previous estimates	(33,342)	(3,646)
Development plan
Reserve Quantities [Line Items]
Revisions of previous estimates	(36,038)
Revision of previous estimate
Reserve Quantities [Line Items]
Revisions of previous estimates		3,277
Oil (mbbl)
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / bbl	65.66	51.34	42.64
Natural Gas (mmcf)
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / MMBTU	3.16	2.98	2.48
NGLs (mbbl)
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / bbl	20.35	19.00	15.26